Convertible Preferred Shares - Schedule of Changes in Fair Value of Warrant Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary Equity Disclosure [Abstract]
Beginning Balance				$ 0	$ 1,952
Changes in the fair value prior to warrant exercise on June 30, 2010	0	0	0	0	37
Transferred warrant liabilities to carrying value of Series B-2 preferred shares					(1,989)
Ending Balance					$ 0